Revenue (Narrative) (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue not yet recognized	$ 233,193	$ 625,177	$ 16,545
Within 12 months [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue expected to be recognized		43.00%
2 to 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue expected to be recognized		57.00%
One customer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	61.00%	41.00%	95.00%
Customer two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	35.00%